Recently Issued Accounting Pronouncements	12 Months Ended
Jun. 30, 2011
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements
3.	Recently issued accounting pronouncements

ASC 820-10 "Fair Value Measurements and Disclosures," ("ASC 820-10") was amended in January 2010 to require additional disclosures related to recurring and nonrecurring fair value measurements. The guidance requires disclosure of transfers of assets and liabilities between Levels 1 and 2 of the fair value hierarchy, including the reasons and the timing of the transfers, and information on purchases, sales, issuances, and settlements on a gross basis in the reconciliation of the assets and liabilities measured under Level 3 of the fair value hierarchy. The guidance was effective for the Company beginning on December 27, 2009, except for certain disclosures about purchases, sales, issuances, and settlements related to Level 3 fair value measurements, which were effective for the Company beginning on January 2, 2011. The disclosure guidance adopted on December 27, 2009 and January 2, 2011 did not have a material impact on our consolidated financial statements.

In May 2011, ASC 820-10 was further amended to clarify certain disclosure requirements and improve consistency with international reporting standards. This amendment is to be applied prospectively and is effective for the Company beginning January 1, 2012. The Company does not expect its adoption to have a material effect on its consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update ("ASU") No. 2010-28, "When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts" ("ASU 2010-28"). ASU 2010-28 modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. This eliminates an entity's ability to assert that a reporting unit is not required to perform Step 2 because the carrying amount of the reporting unit is zero or negative despite the existence of qualitative factors that indicate the goodwill is more likely than not impaired. ASU 2010-28 is effective for fiscal and interim periods beginning after December 15, 2010. The Company does not believe that the adoption of this standard will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29, "Disclosure of Supplementary Pro Forma Information for Business Combinations" ("ASU 2010-29"). ASU 2010-29 specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. ASU 2010-29 is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. The adoption of this standard will not have any material impact on the Company's consolidated financial statements.

ASC 220, " Comprehensive Income ," was amended in June 2011 to require entities to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendment does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income under current ASC 220. This guidance is effective for the Company's fiscal year and interim periods beginning July 1, 2012. The Company is currently evaluating the impact of this guidance.